Related Party Transactions - Agent Loan Sale and Securitization (Details) - Collateralized Loan Obligations - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 16, 2019	Dec. 22, 2016
Related Party Transactions
Agent loans, fair value			$ 222	$ 419
Affiliate
Related Party Transactions
Agent loans, fair value	$ 641	$ 641
Class B Deferrable Notes | Allstate Life Insurance Company | Affiliate
Related Party Transactions
Agent loans, fair value	214	214
Class C Deferrable Notes | Allstate Life Insurance Company | Affiliate
Related Party Transactions
Agent loans, fair value	168	168
Subordinated Notes | Allstate Life Insurance Company | Affiliate
Related Party Transactions
Agent loans, fair value	45	45
Notes Due March 10, 2037 | Affiliate
Related Party Transactions
Agent loans, fair value	$ 74	$ 140
Notes payable interest rate (as a percent)	3.16%	3.36%
Notes Due March 10, 2037 | Class A Notes | Affiliate
Related Party Transactions
Agent loans, fair value	$ 214	$ 214
Notes Due March 10, 2037 | Class A Notes | Allstate New Jersey Insurance Company | Affiliate
Related Party Transactions
Agent loans, fair value	101	83
Notes Due March 10, 2037 | Class A Notes | American Heritage Life Insurance Company | Affiliate
Related Party Transactions
Agent loans, fair value	62	59
Notes Due March 10, 2037 | Class A Notes | Allstate Assurance Company | Affiliate
Related Party Transactions
Agent loans, fair value	0	33
Notes Due March 10, 2037 | Class A Notes | First Colonial Insurance Company | Affiliate
Related Party Transactions
Agent loans, fair value	9	9
Notes Due March 10, 2037 | Class A Notes | Allstate Fire & Casualty Insurance Company | Affiliate
Related Party Transactions
Agent loans, fair value	10	7
Notes Due March 10, 2037 | Class A Notes | Allstate Property and Casualty Insurance Company | Affiliate
Related Party Transactions
Agent loans, fair value	9	6
Notes Due March 10, 2037 | Class A Notes | Allstate Indemnity Company | Affiliate
Related Party Transactions
Agent loans, fair value	4	4
Notes Due March 10, 2037 | Class A Notes | Esurance Insurance Company | Affiliate
Related Party Transactions
Agent loans, fair value	7	4
Notes Due March 10, 2037 | Class A Notes | North Light Specialty Insurance Company | Affiliate
Related Party Transactions
Agent loans, fair value	4	3
Notes Due March 10, 2037 | Class A Notes | Allstate Vehicle and Property Insurance Company | Affiliate
Related Party Transactions
Agent loans, fair value	2	2
Notes Due March 10, 2037 | Class A Notes | Allstate New Jersey Property and Casualty Insurance Company | Affiliate
Related Party Transactions
Agent loans, fair value	2	2
Notes Due March 10, 2037 | Class A Notes | Esurance Property and Casualty Insurance Company | Affiliate
Related Party Transactions
Agent loans, fair value	$ 4	$ 2